INVESTMENTS (Details 4) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale and held-to-maturity securities by balance sheet line item
Cash and cash equivalents	$ 7,309	$ 8,958	$ 10,414	$ 8,442
Marketable securities	4,269	3,665
OTHER INVESTMENTS	3,470	3,678
OTHER ASSETS	4,110	4,352
Available-for-sale securities	8,606	7,879
Available-for-Sale Securities
Available-for-sale and held-to-maturity securities by balance sheet line item
Cash and cash equivalents	361	43
Marketable securities	4,040	3,350
OTHER INVESTMENTS	3,280	3,512
OTHER ASSETS	925	974
Available-for-sale securities	$ 8,606	$ 7,879